Shareholder Report, Holdings (Details) - C000229338	Apr. 30, 2025
FR_91282CGQ8
Holdings [Line Items]
Percent of Net Asset Value	30.10%
FR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	11.10%
FR_31418D4X7
Holdings [Line Items]
Percent of Net Asset Value	10.20%
FR_31427M3U3
Holdings [Line Items]
Percent of Net Asset Value	7.80%
FR_36179W2V9
Holdings [Line Items]
Percent of Net Asset Value	5.60%
FR_01F040651
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_08164AAG7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
FR_46647PAV8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
FR_06051GKQ1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
FR_61747YEK7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AssetU.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	41.20%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.40%
AssetU.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.10%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AssetNon-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AssetMunicipal Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AssetForeign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	0.50%